INVESTMENT IN EQUITY SECURITIES:	12 Months Ended
Dec. 31, 2021
INVESTMENT IN EQUITY SECURITIES:
INVESTMENT IN EQUITY SECURITIES:

NOTE 9 – INVESTMENT IN EQUITY SECURITIES:

Investment in MCE SYS Ltd.

In April 2021, we entered into an agreement to invest an amount of $20 million in cash for shares of MCE SYS Ltd. (“MCE”). MCE is a device management solutions provider to telecom operators and retailers. We closed the investment in the second quarter of fiscal 2021.

As we have no significant influence in MCE, the investment was accounted for using the Measurement Alternative.

There were no changes in the carrying amount of the investment during the period from the investment date to December 31, 2021.